Accrued Payroll and Welfare	6 Months Ended
Mar. 31, 2025
Accrued Payroll and Welfare [Abstract]
ACCRUED PAYROLL AND WELFARE

NOTE 12. ACCRUED PAYROLL AND WELFARE

Accrued payroll and welfare consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Employees	7,840,455	7,076,380
Accrued paid time leave	741,481	851,000
Mandatory provident fund	459,006	494,364
	9,040,942	8,421,744